Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 343,874,348.28
Previously Paid Amount	0.00
Total Fee Amount	47,489.05
Total Offset Amount	5,149.24
Net Fee	42,339.81
Narrative - Max Aggregate Offering Price	$ 343,874,348.28
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true